Cover	Dec. 18, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 18, 2024
Entity Registrant Name	Prospect Capital Corporation
Securities Act File Number	814-00659
Entity Address, Address Line One	10 East 40th Street
Entity Tax Identification Number	43-2048643
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Local Phone Number	448-0702
City Area Code	(212)
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity Central Index Key	0001287032
Amendment Flag	false
Common Stock
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	PSEC
Title of 12(b) Security	Common Stock, $0.001 par value
5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	PSEC PRA
Title of 12(b) Security	5.35% Series A Fixed Rate Cumulative Perpetual Preferred Stock, par value $0.001